Document and Entity Information	Nov. 01, 2018
Risk/Return:
Document Type	497
Document Period End Date	Dec. 15, 2017
Entity Registrant Name	EXCHANGE LISTED FUNDS TRUST
Entity Central Index Key	0001547950
Amendment Flag	false
Document Creation Date	Nov. 01, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Dec. 15, 2017
Entity Inv Company Type	N-1A
James Purpose Based Investment ETF | James Purpose Based Investment ETF
Risk/Return:
Trading Symbol	JPBI